                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

            Report of the Calendar Quarter Ending September 30, 2010

                       If amended report check here:
                                                     ----------

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street        Boston         MA           02109
-------------------------------------------------------
Street                City           State        Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617) 338-0700
----------------------------------------------------------

ATTENTION  - Intentional misstatements of omissions of facts constitute Federal
             Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 28th day of October 2010.

                                      Appleton Partners, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Mgr.)


                                      /s/ Douglas C. Chamberlain
                                      ------------------------------------------
                                      By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     123
Form 13F Information Table Value Total:     226,266,234.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.         Form 13F file number        Name
----        --------------------        -------------------

Appleton Partners, Inc.
13F SEC  APPRAISAL
Master Group
30-Sep-10

                                                                                     INVESTMENT DISCRETION      VOTING AUTHORITY
                                                                                     ---------------------  -----------------------
                                         SECURITY                MARKET               SOLE   SHARED  OTHER   SOLE    SHARED   NONE
SECURITY                                   TYPE        CUSIP      VALUE    QUANTITY    (A)     (B)    (C)     (A)      (B)     (C)
-------------------------------------  ------------  ---------  ---------  --------  ------  ------  -----  -------  ------  ------

Master Group

3M CO COM                              COMMON STOCK  88579Y101    1118732     12902     X                      X
ABBOTT LABS COM                        COMMON STOCK  002824100     510019      9763     X                      X
AFLAC INC COM                          COMMON STOCK  001055102    1304385     25225     X                      X
AGRIUM INC COM                         COMMON STOCK  008916108    2907962     38778     X                      X
AKAMAI TECHNOLOGIES COM                COMMON STOCK  00971T101    3057518     60931     X                      X
AMAZON COM INC COM                     COMMON STOCK  023135106    4485791     28561     X                      X
AMERICAN TOWER CORP CL A               COMMON STOCK  029912201    3509772     68470     X                      X
AMPHENOL CORP NEW CL A                 COMMON STOCK  032095101    1661108     33914     X                      X
ANSYS INC COM                          COMMON STOCK  03662Q105    3670511     86876     X                      X
APACHE CORP COM                        COMMON STOCK  037411105    1083181     11080     X                      X
APPLE, INC.                            COMMON STOCK  037833100    9613166     33879     X                      X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS  038042107    3218371    437279     X                      X
AT&T INC COM                           COMMON STOCK  00206R102    1152923     40312     X                      X
BABCOCK & WILCOX CO COM                COMMON STOCK  05615F102    2061755     96887     X                      X
BAKER HUGHES INC COM                   COMMON STOCK  057224107     641258     15053     X                      X
BANK N S HALIFAX COM                   COMMON STOCK  064149107    2239666     42020     X                      X
BANK OF AMERICA CORP COM               COMMON STOCK  060505104    1871312    142821     X                      X
BBH FD INC CORE SELE CL N              MUTUAL FUNDS  05528X604     628556     46837     X                      X
BECTON DICKINSON & CO COM              COMMON STOCK  075887109     516477      6970     X                      X
BERKSHIRE HATHAWAY INC CL A            COMMON STOCK  084670108     373500         3     X                      X
BERKSHIRE HATHAWAY INC CL B NEW        COMMON STOCK  084670702     409266      4950     X                      X
BHP BILLITON LTD SPONSORED ADR         COMMON STOCK  088606108    3498356     45838     X                      X
BOEING CO COM                          COMMON STOCK  097023105     294107      4420     X                      X
BRISTOL MYERS SQUIBB COM               COMMON STOCK  110122108     388622     14335     X                      X
CATERPILLAR INC DEL COM                COMMON STOCK  149123101    6955863     88407     X                      X
CELGENE CORP COM                       COMMON STOCK  151020104     253484      4400     X                      X
CERNER CORP COM                        COMMON STOCK  156782104    4935336     58761     X                      X
CHEVRONTEXACO CORP COM                 COMMON STOCK  166764100    1025607     12654     X                      X
CHURCH & DWIGHT INC COM                COMMON STOCK  171340102     575693      8865     X                      X
CISCO SYS INC COM                      COMMON STOCK  17275R102    2795425    127645     X                      X
CITIGROUP INC COM                      COMMON STOCK  172967101     178140     45560     X                      X
COCA COLA CO COM                       COMMON STOCK  191216100    1046630     17885     X                      X
COLGATE PALMOLIVE CO COM               COMMON STOCK  194162103    2784330     36226     X                      X
COMPUTER SCIENCES CORP COM             COMMON STOCK  205363104     202860      4410     X                      X
CONOCOPHILLIPS COM                     COMMON STOCK  20825C104     201866      3515     X                      X
COSTCO WHSL CORP NEW COM               COMMON STOCK  22160K105     868100     13461     X                      X
CSX CORP COM                           COMMON STOCK  126408103     305920      5530     X                      X
CVS CAREMARK CORPORATION               COMMON STOCK  126650100     999393     31757     X                      X
DEERE & CO COM                         COMMON STOCK  244199105     275980      3955     X                      X
DIRECTV COM CL A                       COMMON STOCK  25490A101     295740      7104     X                      X
DISCOVERY COMMUN NEW COM SER A         COMMON STOCK  25470F104     241702      5550     X                      X
DISNEY WALT CO COM DISNEY              COMMON STOCK  254687106     436754     13195     X                      X
DOLBY LABORATORIES INC COM             COMMON STOCK  25659T107    4375733     77024     X                      X
DOLLAR TREE STORES COM                 COMMON STOCK  256746108    1405214     28819     X                      X
DU PONT E I DE NEMOURS COM             COMMON STOCK  263534109    5327762    119403     X                      X
E M C CORP MASS COM                    COMMON STOCK  268648102    2534302    124781     X                      X
ECOLAB INC COM                         COMMON STOCK  278865100    4131606     81427     X                      X
ENERGAS RES INC COM                    COMMON STOCK  29265E108        600     20000     X                      X
EXPRESS SCRIPTS INC COM                COMMON STOCK  302182100    3721703     76421     X                      X
EXXON MOBIL CORP COM                   COMMON STOCK  30231G102    7307579    118265     X                      X

                                                                                     INVESTMENT DISCRETION      VOTING AUTHORITY
                                                                                     ---------------------  -----------------------
                                         SECURITY                MARKET               SOLE   SHARED  OTHER   SOLE    SHARED   NONE
SECURITY                                   TYPE        CUSIP      VALUE    QUANTITY    (A)     (B)    (C)     (A)      (B)     (C)
-------------------------------------  ------------  ---------  ---------  --------  ------  ------  -----  -------  ------  ------
FAIRHOLME FD COM                       MUTUAL FUNDS  304871106     288115      8795     X                      X
FEDERATED EQUITY FDS CLOVR VAL INST    MUTUAL FUNDS  314172214     420799     32319     X                      X
FEDERATED EQUITY FDS KAUFMANN CL A     MUTUAL FUNDS  314172677     456857     90110     X                      X
FEDERATED INSTL TR HI YIELD BD         MUTUAL FUNDS  31420B300     727758     73511     X                      X
FORUM FDS INC JORDAN OPPTY             MUTUAL FUNDS  742935182     902841     79897     X                      X
FREEPORT-MCMORAN COP&G CL B            COMMON STOCK  35671D857    2886011     33798     X                      X
GENERAL ELEC CO COM                    COMMON STOCK  369604103    2927941    180181     X                      X
GENERAL MOLY INC COM                   COMMON STOCK  370373102      36600     10000     X                      X
GOLDMAN SACHS GROUP COM                COMMON STOCK  38141G104    3750550     25941     X                      X
GOOGLE INC CL A                        COMMON STOCK  38259P508     471108       896     X                      X
GRAINGER W W INC COM                   COMMON STOCK  384802104     971938      8160     X                      X
GREEN MTN COFFEE ROAST COM             COMMON STOCK  393122106    3093892     99195     X                      X
HEARTLAND GROUP INC VAL PLUS INSTL     MUTUAL FUNDS  422352849     856600     33396     X                      X
ILLINOIS TOOL WKS INC COM              COMMON STOCK  452308109     209239      4450     X                      X
INSITUFORM TECH INC CL A               COMMON STOCK  457667103    2022867     83555     X                      X
INTEL CORP COM                         COMMON STOCK  458140100    1899782     98947     X                      X
INTERNATIONAL BUS MACH COM             COMMON STOCK  459200101    5987607     44637     X                      X
ISHARES TR NASDQ BIO INDX              COMMON STOCK  464287556     387218      4490     X                      X
ISHARES TR S&P NA NAT RES              COMMON STOCK  464287374     230674      6640     X                      X
J P MORGAN CHASE & CO COM              COMMON STOCK  46625H100     576952     15159     X                      X
JOHNSON & JOHNSON COM                  COMMON STOCK  478160104    5304705     85615     X                      X
KELLOGG CO COM                         COMMON STOCK  487836108     257955      5107     X                      X
KRATOS DEFENSE & SEC S COM NEW         COMMON STOCK  50077B207     114594     10760     X                      X
LUBRIZOL CORP COM                      COMMON STOCK  549271104     246910      2330     X                      X
MARKET VECTORS ETF TR AGRIBUS ETF      COMMON STOCK  57060U605     399583      8715     X                      X
MCDERMOTT INTL INC COM                 COMMON STOCK  580037109     459584     31095     X                      X
MCDONALDS CORP COM                     COMMON STOCK  580135101    7383196     99090     X                      X
MEDCO HEALTH SOLUTIONS COM             COMMON STOCK  58405U102     266027      5110     X                      X
MERCK & CO, INC NEW COM                COMMON STOCK  58933Y105     708666     19252     X                      X
MFS SER TR X INTL DIVERS I             MUTUAL FUNDS  55273G298     558317     44136     X                      X
MICROSOFT CORP COM                     COMMON STOCK  594918104    2713321    110793     X                      X
MONSANTO CO NEW COM                    COMMON STOCK  61166W101     251680      5251     X                      X
NETFLIX INC COM                        COMMON STOCK  64110L106     296753      1830     X                      X
NEWMONT MINING CORP COM                COMMON STOCK  651639106    1989193     31670     X                      X
NOVARTIS A G SPONSORED ADR             COMMON STOCK  66987V109     210207      3645     X                      X
NUCOR CORP COM                         COMMON STOCK  670346105    1297043     33954     X                      X
NVIDIA CORP COM                        COMMON STOCK  67066G104    1479584    126655     X                      X
OCCIDENTAL PETE CP DEL COM             COMMON STOCK  674599105     262148      3348     X                      X
ORACLE CORP COM                        COMMON STOCK  68389X105    2581252     96136     X                      X
PEOPLES S&P MIDCAP IDX COM             MUTUAL FUNDS  712223106     973582     38742     X                      X
PEPSICO INC COM                        COMMON STOCK  713448108    5331876     80251     X                      X
PFIZER INC COM                         COMMON STOCK  717081103     526192     30646     X                      X
PRAXAIR INC COM                        COMMON STOCK  74005P104    4196639     46495     X                      X
PRECISION CASTPARTS CP COM             COMMON STOCK  740189105     378866      2975     X                      X
PRICE T ROWE GROUP INC COM             COMMON STOCK  74144T108    4198851     83868     X                      X
PRICELINE COM INC COM NEW              COMMON STOCK  741503403    1751802      5029     X                      X
PROCTER & GAMBLE CO COM                COMMON STOCK  742718109    5969714     99545     X                      X
PUTNAM CONV INCM GRWTH CL Y            MUTUAL FUNDS  746476407     566629     30140     X                      X
ROPER INDS INC NEW COM                 COMMON STOCK  776696106    2452723     37630     X                      X
ROYAL DUTCH SHELL PLC SPONS ADR A      COMMON STOCK  780259206     302947      5024     X                      X
SCHLUMBERGER LTD COM                   COMMON STOCK  806857108    5316019     86285     X                      X
SCHRODER SER TR EMRGMKT EQ ADV         MUTUAL FUNDS  808090740     357884     27445     X                      X
SCOTTS MIRACLE GRO CO                  COMMON STOCK  810186106    2357853     45580     X                      X
SIRIUS XM RADIO INC COM                COMMON STOCK  82967N108      12000     10000     X                      X
SOCIEDAD QUIMICA MINER SPON ADR SER B  COMMON STOCK  833635105    2834004     58748     X                      X
SOUTHWESTERN ENERGY CO COM             COMMON STOCK  845467109    1161940     34747     X                      X
STRYKER CORP COM                       COMMON STOCK  863667101     766265     15310     X                      X
TARGET CORP COM                        COMMON STOCK  87612E106     666130     12465     X                      X
TEMPLETON INCOME TR GLOBAL BD FD C     MUTUAL FUNDS  880208301     190948     13907     X                      X
TEVA PHARMACEUTCL INDS ADR             COMMON STOCK  881624209    4211085     79831     X                      X
TJX COS INC NEW COM                    COMMON STOCK  872540109    4239582     94994     X                      X
TRANSOCEAN LTD ZUG NAMEN AKT           COMMON STOCK  H8817H100     709890     11042     X                      X

                                                                                     INVESTMENT DISCRETION      VOTING AUTHORITY
                                                                                     ---------------------  -----------------------
                                         SECURITY                MARKET               SOLE   SHARED  OTHER   SOLE    SHARED   NONE
SECURITY                                   TYPE        CUSIP      VALUE    QUANTITY    (A)     (B)    (C)     (A)      (B)     (C)
-------------------------------------  ------------  ---------  ---------  --------  ------  ------  -----  -------  ------  ------
TUPPERWARE BRANDS CORP COM             COMMON STOCK  899896104    1101672     24075     X                      X
UNITED BANKSHS INC WVA COM             COMMON STOCK  909907107     214676      8625     X                      X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109     877910     12325     X                      X
VARIAN MED SYS INC COM                 COMMON STOCK  92220P105     599373      9907     X                      X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104    4543079    139401     X                      X
VISA, INC.                             COMMON STOCK  92826C839    4656770     62709     X                      X
VULCAN MATLS CO COM                    COMMON STOCK  929160109     338372      9165     X                      X
WABTEC CORP COM                        COMMON STOCK  929740108    1962305     41061     X                      X
WAL MART STORES INC COM                COMMON STOCK  931142103     334661      6253     X                      X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101    2653626    105659     X                      X
YACKTMAN FD INC FOCUSED FD             MUTUAL FUNDS  984281204     224666     13262     X                      X
                                                                ---------
                                                                226266234
                                                                ---------
TOTAL PORTFOLIO                                                 226266234
                                                                =========